Shareholder Report, Holdings (Details) - C000237190	May 31, 2024
FR_BA0002671
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_44332EAX4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_03827FBD2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_04621HAW3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_88632NAV2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_04649VAZ3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_29426NAN4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_90266UAJ2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_05988HAG2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BBB/BB Rated
Holdings [Line Items]
Percent of Total Investments	3.10%
BB Rated
Holdings [Line Items]
Percent of Total Investments	13.00%
BB/B Rated
Holdings [Line Items]
Percent of Total Investments	7.00%
B Rated
Holdings [Line Items]
Percent of Total Investments	58.40%
B/CCC Rated
Holdings [Line Items]
Percent of Total Investments	1.50%
CCC Rated and Below
Holdings [Line Items]
Percent of Total Investments	8.90%
Not Rated
Holdings [Line Items]
Percent of Total Investments	7.80%
Short - Term Holdings
Holdings [Line Items]
Percent of Total Investments	0.30%